Revenue - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues	¥ 684,928	$ 107,480	¥ 972,628	¥ 1,023,213
Prepaid Standard Courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues	551,836		924,695	997,794
Prepaid Multiple Course Packages [Member]
Disaggregation of Revenue [Line Items]
Total revenues	115,356		44,876	13,139
Other Courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues	¥ 17,736		¥ 3,057	¥ 12,280